Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Non-Operating Income Expense [line items]
Services	$ 4,309,708	$ 4,336,634	$ 4,135,871
Adjustments and interest from other receivables	1,114,137	1,090,511	1,290,922
Other receivables from financial intermediation	941,365	768,668
Adjustments from other receivables with CER clauses	349,644	265,857	326,483
Sale of investment property and other non-financial assets	39,076
Sale of property, plant and equipment	4,703	11,723
For derecognition or substantial modification of financial liabilities	(637,144)	345,630	840,649
Sale of non-current assets held for sale			6,777,969
Initial recognition of loans			246,296
Other	1,070,471	1,286,188	2,156,736
Operating income	$ 7,829,104	$ 8,105,211	$ 15,774,926